Stock-based Compensation, Narrative (FY) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Valuation Technique, Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options	$ 3.27	$ 5.41
Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement, number of shares authorized	636,322		818,936
Share based compensation arrangement, number of shares available for grant	288,186		564,209
Legacy Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement, award options outstanding number	8		8
Stock Award Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation expenses	$ 0.8
Weighted-average period of unrecognized stock-based compensation expense	2 years